CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 104,123	$ 72,262
Restricted cash	6,129	157
Other financing receivables, net	295,437	235,349
Loans, net	371,301	250,659
Prepaid expenses, related party	0	1,540
Prepaid expenses and other current assets	6,573	2,258
Current assets of discontinued operations	14,461	104,595
Total current assets	798,024	666,820
Property, equipment and leasehold improvements, net	202,073	224,704
Deferred income tax assets	23,527	17,649
Non-current assets of discontinued operations	7,373	15,250
Total assets	1,030,997	924,423
LIABILITIES AND EQUITY
Short-term bank borrowings (including short-term bank borrowings of the consolidated VIEs without recourse to Fincera of $74,960 and $56,363 as of December 31, 2016 and 2015, respectively)	83,610	75,921
Long-term bank borrowings, current portion	8,938	14,784
Borrowed funds from CeraVest investor, related party (including borrowed funds from CeraVest investor, related party of the consolidated VIEs without recourse to Fincera of $134 and $2,716 as of December 31, 2016 and 2015, respectively)	4,349	2,716
Borrowed funds from CeraVest investors (including borrowed funds from CeraVest investors of the consolidated VIEs without recourse to Fincera of $228,278 and $202,725 as of December 31, 2016 and 2015, respectively)	437,594	202,725
Financing payables, related parties (including financing payables, related parties of the consolidated VIEs without recourse to Fincera of $200,721 and $58,620 as of December 31, 2016 and 2015, respectively)	273,970	151,921
Other payables and accrued liabilities (including other payables and accrued liabilities of the consolidated VIEs without recourse to Fincera of $29,061 and $14,334 as of December 31, 2016 and 2015, respectively)	61,202	48,210
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Fincera of $3,741 and $2,562 as of December 31, 2016 and 2015, respectively)	5,476	3,317
Current liabilities of discontinued operations (including current liabilities of discontinued operations of the consolidated VIEs without recourse to Fincera of $806 and $9,868 as of December 31, 2016 and 2015, respectively)	4,471	50,445
Total current liabilities	879,610	550,039
Noncurrent liabilities
Long-term bank borrowings	95,719	118,424
Long-term financing payables, related party	33,028	0
Non-current liabilities of discontinued operations	0	2,587
Total liabilities	1,008,357	671,050
Commitments and Contingencies
Equity
Preferred shares, $0.001 par value authorized - 1,000,000 shares; issued – none	0	0
Ordinary shares - $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 23,561,949 shares at December 31, 2016; issued and outstanding – 23,550,993 shares at December 31, 2015	24	24
Additional paid-in capital	136,802	359,960
Statutory reserves	25,074	27,014
Accumulated deficit	(146,173)	(150,282)
Accumulated other comprehensive income	6,913	16,657
Total stockholders’ equity	22,640	253,373
Total liabilities and stockholders’ equity	$ 1,030,997	$ 924,423